SECURED BORROWING (Tables)	12 Months Ended
Dec. 31, 2015
SECURED BORROWING [Abstract]
Schedule of maturity profile of secured borrowings
	RMB	US$
Within one year	86,000	13,276
Between one and two years	81,000	12,504
Between two and three years	86,000	13,276
Between three and four years	82,000	12,659
Between four and five years	82,000	12,659
	417,000	64,374